Pensions and Other Postretirement Benefits (Funding Policy and Plan Asset Allocation) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Going concern basis excess (deficit) funded status		$ 3,100
Solvency basis excesss (deficit) funded status		$ 500
Expected going concern basis excess (deficit) funded status	$ 3,300
Expected solvency basis excesss (deficit) funded status	500
Cash contribution to pension plan, expected to be	140
Actual contributions for all pension plans contributed in next fiscal year	$ 71
Policy	100.00%
Actual plan asset allocation	100.00%	100.00%
Cash and short-term investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Policy	3.00%
Actual plan asset allocation	3.00%	4.00%
Bonds and mortgages [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of bonds guaranteed by governments and corporate entities (in hundredths)	74.00%	67.00%
Policy	42.00%
Actual plan asset allocation	38.00%	35.00%
Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Maximum percentage of equity investments allocated to an individual issuer (in hundredths)	2.00%	2.00%
Maximum percentage of equity investments allocated to an industry sector (in hundredths)	22.00%	22.00%
Policy	40.00%
Actual plan asset allocation	33.00%	37.00%
Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Policy	4.00%
Actual plan asset allocation	2.00%	2.00%
Oil and Gas [Member]
Defined Benefit Plan Disclosure [Line Items]
Policy	7.00%
Actual plan asset allocation	6.00%	6.00%
Infrastructure and private debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Policy	4.00%
Actual plan asset allocation	6.00%	5.00%
Absolute return [Member]
Defined Benefit Plan Disclosure [Line Items]
Policy	0.00%
Actual plan asset allocation	10.00%	9.00%
Risk-factor allocation [Member]
Defined Benefit Plan Disclosure [Line Items]
Policy	0.00%
Actual plan asset allocation	2.00%	2.00%